PROVISION FOR ENVIRONMENTAL REHABILITATION (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Bottom of range [Member]
Disclosure of other provisions [line items]
Inflation rate	1.89%	1.72%
Top of range [Member]
Disclosure of other provisions [line items]
Inflation rate	1.67%	1.65%
Provision for environmental rehabilitation [Member]
Disclosure of other provisions [line items]
Risk-free discount rate	3.00%	2.96%
Nominal risk-free rate	4.19%	3.91%
Provision for environmental rehabilitation [Member] | Bottom of range [Member]
Disclosure of other provisions [line items]
Beyond current mine life	100 years
Investment grade corporate bonds	50 years
Long-term inflation rate period of nominal cash flow estimates	30 years
Provision for environmental rehabilitation [Member] | Top of range [Member]
Disclosure of other provisions [line items]
Beyond current mine life	100 years
Investment grade corporate bonds	100 years
Long-term inflation rate period of nominal cash flow estimates	100 years
Gibraltar Joint Venture [Member]
Disclosure of other provisions [line items]
Estimated change in PER due to 25 basis point increase or decrease	$ 23,680
Amount of letters of credit and surety bonds	108,500	$ 96,000
Restricted cash		6,300
Florence copper project [Member]
Disclosure of other provisions [line items]
Amount of letters of credit and surety bonds	$ 51,900	$ 47,800